Business Combinations - Peterborough Distribution (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Aug. 01, 2020
Business Acquisition [Line Items]
Total goodwill	$ 373	$ 373
Peterborough Distribution Inc. [Member]
Business Acquisition [Line Items]
Working capital			$ 7
Property, plant and equipment			64
Regulatory assets			1
Total goodwill			33
Other long-term liabilities			(1)
Fair value of assets acquired and liabilities assumed			$ 104